Business Combinations - Schedule of Total Intangible Assets Acquired, Redeemable Non-controlling Interests and Goodwill Recognized (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Mar. 31, 2021 CNY (¥)	Jan. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Business Acquisition [Line Items]
Goodwill	¥ 869,421	$ 136,431			¥ 20,596
Dr. WU
Business Acquisition [Line Items]
Redeemable non-controlling interests				¥ 19,223
Intangible assets				52,840
Goodwill	134			134,433
Total				¥ 206,496
Dr WU and Lom
Business Acquisition [Line Items]
Redeemable non-controlling interests	338,587
Intangible assets	622,151
Goodwill	877,056
Total	1,837,794
Eve Lom
Business Acquisition [Line Items]
Redeemable non-controlling interests			¥ 319,364
Intangible assets			569,311
Goodwill	¥ 711		742,623
Total			¥ 1,631,298